UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): 	[ ] is a restatement.
      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
      Name: Stairway Partners, LLC
      Address: 2215 York Road
       	       Suite 515
      	       Oak Brook, IL 60523
      Form 13F File Number:28-13319

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Patricia Hyman
Title: Chief Compliance Officer
Phone: 630-371-2626

Signature, 		Place, 			and Date of Signing:
Patricia Hyman		Oak Brook, IL		January 3, 2013

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 3
Form 13F Information Table Value Total: $198,173

List of Other Included Managers: None

FORM 13F INFORMATION TABLE
                                                    VALUE     SHRS OR   SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS      CUSIP        (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE     SHARED    NONE
ISHARES TRUST	   RUSSELL 3000        464287689    88399     1043916   SH         SOLE                   1043916   0         0

ISHARES INC        CORE MSCI EMKT      46434G103    24645     472134    SH         SOLE                   472134    0         0

ISHARES TRUST      MSCI EAFE IDX       464287465    85129     1497160   SH         SOLE                   1497160   0         0
